Pensions and Other Postretirement Benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Change in plan assets:
Company contributions	$ 39.6	$ 28.7	$ 8.6
Defined benefit pensions	(144.1)	(189.8)
Other postretirement benefits	(61.9)	(66.6)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	677.3	745.9
Service cost	5.2	12.7	17.8
Interest cost	21.6	25.3	27.7
Amendments	0.0	0.0
Actuarial loss (gain)	(10.8)	6.7
Benefits paid	36.0	43.8
Foreign currency translation adjustments	5.8	(7.8)
Curtailment	0.0	(30.9)
Settlement	(23.4)	(30.8)
Benefit obligation at end of year	639.7	677.3	745.9
Change in plan assets:
Fair value of plan assets at beginning of year	489.2	505.6
Actual return on plan assets	21.5	37.4
Company contributions	39.6	28.7
Benefits paid	(36.0)	(43.8)
Settlement	(23.4)	(30.8)
Foreign currency translation adjustments	6.1	(7.9)
Fair value of plan assets at end of year	497.0	489.2	505.6
Funded status of the plans	(142.7)	(188.1)
Defined benefit pensions	(144.1)	(189.8)
Other noncurrent assets	9.5	5.7
Accrued compensation	(8.1)	(4.0)
Other postretirement benefits	0.0	0.0
Net benefit liability	(142.7)	(188.1)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	70.7	75.9
Service cost	2.0	2.3	2.3
Interest cost	2.1	2.6	2.8
Amendments	0.2	(3.0)
Actuarial loss (gain)	(5.5)	(2.3)
Benefits paid	4.3	3.9
Foreign currency translation adjustments	0.7	(0.8)
Curtailment	0.0	(0.1)
Settlement	0.0	0.0
Benefit obligation at end of year	65.9	70.7	75.9
Change in plan assets:
Fair value of plan assets at beginning of year	0.0	0.0
Actual return on plan assets	0.0	0.0
Company contributions	4.3	3.9
Benefits paid	(4.3)	(3.9)
Settlement	0.0	0.0
Foreign currency translation adjustments	0.0	0.0
Fair value of plan assets at end of year	0.0	0.0	$ 0.0
Funded status of the plans	(65.9)	(70.7)
Defined benefit pensions	0.0	0.0
Other noncurrent assets	0.0	0.0
Accrued compensation	(4.0)	(4.1)
Other postretirement benefits	(61.9)	(66.6)
Net benefit liability	$ (65.9)	$ (70.7)